SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($) Segment	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)	Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
Advertising expense	$ 0	$ 0
Government subsidies							$ 3,000.000
Interest and penalties
Unrecognized uncertain tax positions
Retirement plan costs	$ 100,000	$ 100,000
Number of reportable business segment | Segment	1	1
Cash SDIC insured amount					$ 74,360	$ 100,000
Cash	$ 1,900,000		$ 1,900,000
Fair Value, Concentration of Risk, Cash and Cash Equivalents	$ 1,800,000